SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Sit Small Cap Growth Fund

Investments are grouped by economic sectors.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 97.9%

Commercial Services - 3.3%
ASGN, Inc. *	17,500	677,425
Booz Allen Hamilton Holding Corp.	13,150	1,026,095
Colliers International Group, Inc.	11,050	1,181,134
FTI Consulting, Inc. *	3,075	543,568
Outfront Media, Inc.	26,425	700,262

		4,128,484

Communications - 0.8%
Iridium Communications, Inc.	35,900	995,866

Consumer Durables - 1.9%
IMAX Corp. *	26,125	993,011
Take-Two Interactive Software, Inc. *	4,075	804,812
YETI Holdings, Inc. *	15,850	579,952

		2,377,775

Consumer Non-Durables - 0.5%
Sensient Technologies Corp.	6,775	585,631

Consumer Services - 1.5%
Covista, Inc. *	9,475	1,091,994
Nexstar Media Group, Inc.	4,450	804,693

		1,896,687

Electronic Technology - 17.8%
Arista Networks, Inc. *	44,700	5,488,266
Ciena Corp. *	10,300	3,998,769
Coherent Corp. *	17,675	4,210,361
Entegris, Inc.	5,249	615,393
MKS, Inc.	13,400	3,079,454
Monolithic Power Systems, Inc.	4,100	4,482,735
Synopsys, Inc. *	1,002	397,273

		22,272,251

Energy Minerals - 0.9%
Northern Oil & Gas, Inc.	39,300	1,148,739

Finance - 6.3%
Air Lease Corp.	9,600	623,424
Artisan Partners Asset Management, Inc.	25,750	937,043
Axis Capital Holdings, Ltd.	22,125	2,243,696
Columbia Banking System, Inc.	11,625	318,874
Hamilton Lane, Inc.	7,500	745,500
Hanover Insurance Group, Inc.	3,200	554,720
Old National Bancorp	38,250	845,325
Stifel Financial Corp.	17,700	1,308,384
Western Alliance Bancorp	3,600	255,060

		7,832,026

Health Services - 2.7%
Addus HomeCare Corp. *	15,250	1,428,163
Encompass Health Corp.	13,525	1,308,273
Tenet Healthcare Corp. *	3,575	674,638

		3,411,074

Health Technology - 12.4%
Align Technology, Inc. *	2,150	368,574
Amneal Pharmaceuticals, Inc. *	46,000	571,780
Arcutis Biotherapeutics, Inc. *	23,675	557,783
ARS Pharmaceuticals, Inc. *	73,100	586,993

Name of Issuer	Quantity	Fair Value ($)

Ascendis Pharma A/S, ADR *	6,300	1,440,999
AtriCure, Inc. *	60,800	1,734,624
Bio-Techne Corp.	14,800	773,448
Butterfly Network, Inc. *	172,575	697,203
Establishment Labs Holdings, Inc. *	17,900	1,016,362
Glaukos Corp. *	14,565	1,568,068
Insulet Corp. *	3,525	739,686
PROCEPT BioRobotics Corp. *	28,700	717,787
STERIS, PLC	3,475	768,427
Supernus Pharmaceuticals, Inc. *	34,200	1,767,798
TG Therapeutics, Inc. *	8,150	270,743
TransMedics Group, Inc. *	11,025	1,095,995
Vericel Corp. *	25,975	835,616

		15,511,886

Industrial Services - 17.1%
Argan, Inc.	9,975	5,432,884
EMCOR Group, Inc.	5,850	4,319,114
Golar LNG, Ltd.	41,100	2,223,921
Kodiak Gas Services, Inc.	49,050	2,860,596
TechnipFMC, PLC	61,580	4,257,025
Waste Connections, Inc.	14,025	2,278,221

		21,371,761

Non-Energy Minerals - 3.8%
Eagle Materials, Inc.	10,300	1,951,335
James Hardie Industries, PLC *	25,022	473,917
MP Materials Corp. *	33,350	1,609,471
Trex Co., Inc. *	20,825	758,446

		4,793,169

Process Industries - 1.6%
CSW Industrials, Inc.	3,650	951,117
Olin Corp.	19,775	587,911
UFP Technologies, Inc. *	2,550	493,680

		2,032,708

Producer Manufacturing - 15.3%
AAR Corp. *	6,975	763,484
AeroVironment, Inc. *	6,650	1,217,283
AZZ, Inc.	18,450	2,308,648
Belden, Inc.	13,600	1,561,688
Carlisle Cos., Inc.	2,200	733,964
Crane Co.	13,700	2,342,700
Crane NXT Co.	19,075	774,254
Donaldson Co., Inc.	17,275	1,466,129
Flowserve Corp.	27,475	2,019,687
Hubbell, Inc.	4,375	2,146,988
Lincoln Electric Holdings, Inc.	5,400	1,345,032
Regal Rexnord Corp.	8,340	1,561,748
Zurn Water Solutions Corp.	19,325	866,533

		19,108,138

Retail Trade - 4.6%
Boot Barn Holdings, Inc. *	6,775	991,589
Casey’s General Stores, Inc.	4,300	3,129,798
Ulta Beauty, Inc. *	3,050	1,594,266

		5,715,653

Technology Services - 4.0%
Euronet Worldwide, Inc. *	5,050	335,169
Globant SA *	11,350	523,349

MARCH 31, 2026	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Sit Small Cap Growth Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)

HubSpot, Inc. *	3,175	775,017
nCino, Inc. *	35,375	529,917
PTC, Inc. *	14,500	2,066,105
Sportradar Group AG *	47,575	796,405

		5,025,962

Transportation - 2.4%
Alaska Air Group, Inc. *	17,675	650,087
Knight-Swift Transportation Holdings, Inc.	18,725	1,078,185
TFI International, Inc.	11,225	1,219,372

		2,947,644

Utilities - 1.0%
Chesapeake Utilities Corp.	4,925	622,372
IDACORP, Inc.	4,850	693,405

		1,315,777

Total Common Stocks (cost: $63,778,643)		122,471,231

Short-Term Securities - 2.2%
Fidelity Inv. Money Mkt. Gvt. Fund, 3.53% (cost $2,793,783)	2,793,783	2,793,783

Total Investments in Securities - 100.1% (cost $66,572,426)		125,265,014

Other Assets and Liabilities, net - (0.1)%		(77,304)

Net Assets - 100.0%		$125,187,710

*	Non-income producing security.

ADR — American Depositary Receipt

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of March 31, 2026 is as follows:

	Investment in Securities

	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks**	122,471,231	—	—	122,471,231
Short-Term Securities	2,793,783	—	—	2,793,783
Total:	125,265,014	—	—	125,265,014

**	For equity securities categorized in a single level, refer to the detail above for further breakdown.

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

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